Representative's Warrants Liability (Tables)	12 Months Ended
Mar. 31, 2023
Representatives Warrants Liability Abstract
Schedule of fair value using the black-scholes option pricing model
	March 31, 2023	March 31, 2022	January 13, 2022
Representative’s Warrants liability
Stock price	$0.98	$2.12	$4.00
Exercise price	$4.80	$4.80	$4.80
Expected term (years)	3.79	4.79	5.00
Risk-free interest rate	3.60%	2.42%	1.47%
Expected volatility	55.57%	56.86%	55.39%